Schedule of restricted share units issued as part of stock option plan (Details) - Restricted Stock Units (RSUs) [Member]	Jun. 30, 2026 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSU's outstanding	6
Number of RSU's exercisable	6
Weighted Average Issue Price	530,880
9-Mar-22 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSU's outstanding	4
Number of RSU's exercisable	4
Weighted Average Issue Price	519,120
13-Apr-22 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSU's outstanding	2
Number of RSU's exercisable	2
Weighted Average Issue Price	554,400